Finance Income and Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Finance income
Interest	$ 16.2	$ 10.0	$ 32.2	$ 20.5
Finance income	16.2	10.0	32.2	20.5
Finance expenses
Standby charges	0.5	0.6	1.0	1.2
Amortization of debt issue costs	0.1	0.1	0.2	0.2
Finance expenses	$ 0.6	$ 0.7	$ 1.2	$ 1.4